SUBSEQUENT EVENTS (Details)	1 Months Ended
	Apr. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Feb. 28, 2017 CNY (¥)	Jan. 31, 2017 CNY (¥)	Jan. 31, 2016	Mar. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
SUBSEQUENT EVENTS
Notes, Loans and Financing Receivable, Net, Current							¥ 50,000,000	$ 7,201,498
Scenario, Forecast [Member]
SUBSEQUENT EVENTS
Principal amount	¥ 50,000,000
Interest rate (as a percent)	4.35%
Repayments of Bank Debt	¥ 100,000,000
Short-term notes receivable, through entrusted bank loans | Shanghai Chenghuan
SUBSEQUENT EVENTS
Period of the option to convert its creditor rights into equity interests after commencement					1 year
Subsequent Event
SUBSEQUENT EVENTS
Aggregate borrowing capacity		¥ 150,000,000
Interest rate (as a percent)		4.9875%				4.9875%
Repayments of Bank Debt		¥ 25,000,000	¥ 25,000,000	¥ 8,000,000
Repayments of Notes Payable		218,983,800
Release Of Pledged Cash Deposits		202,826,100
Subsequent Event | Notes Payable Other Payables [Member]
SUBSEQUENT EVENTS
Principal amount		¥ 376,765,700
Debt Instrument, Collateral Amount | $						$ 62,400,000
Subsequent Event | Short-term notes receivable, through entrusted bank loans | Shanghai Chenghuan
SUBSEQUENT EVENTS
Period of the option to convert its creditor rights into equity interests after commencement				1 year
Notes, Loans and Financing Receivable, Net, Current				¥ 18,000,000
Debt Instrument, Maturity Date, Description				loan agreement with Shanghai Chenghuan Car Rental Company Limited, or Shanghai Chenghuan (Note 5), for one year, which will be due in January 2018
Subsequent Event | Line of Credit
SUBSEQUENT EVENTS
Principal amount				¥ 30,000,000
Interest rate (as a percent)				4.35%